Shareholders' equity (Tables)	12 Months Ended
Mar. 31, 2015
Shareholders' equity
Changes in shares of common stock outstanding

	Number of Shares
	Year ended March 31
	2013	2014	2015
Common stock outstanding at beginning of year	3,663,483,895	3,710,960,252	3,717,630,462

Common stock held in treasury:
Repurchases of common stock	(19,209)	(40,054,831)	(155,232,995)
Sales of common stock	601	1,920,457	5,251
Common stock issued to employees	47,335,900	44,689,800	36,461,000
Other net change in treasury stock	159,065	114,784	1,495

Common stock outstanding at end of year	3,710,960,252	3,717,630,462	3,598,865,213